COVER	Sep. 01, 2023
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	SPRINGBIG HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40049
Entity Tax Identification Number	88-2789488
Entity Address, Address Line One	621 NW 53rd Street
Entity Address, Address Line Two	Ste. 260
Entity Address, City or Town	Boca Raton,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	800
Local Phone Number	972-9172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Period End Date	Aug. 30, 2023
Amendment Flag	false
Entity Central Index Key	0001801602
Security Exchange Name	NASDAQ
Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SBIG
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock, at an exercise price of $11.50 per share
Trading Symbol	SBIGW